FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Narrative (Details) derivative in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares derivative	Mar. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($) $ / shares derivative	Jun. 20, 2025 CAD ($)	Dec. 31, 2025 CAD ($) $ / $ $ / shares derivative	Dec. 31, 2025 USD ($) $ / $ $ / shares derivative	Dec. 31, 2024 CAD ($) $ / shares $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2025 USD ($) $ / shares derivative	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, hedging percentage					100.00%	100.00%
Hedged item, liabilities	$ 300,000,000		$ 300,000,000		$ 300,000,000
Hedged item, liabilities, fixed interest rate	3.55%		3.55%		3.55%				3.55%
Proceeds received from derivative					$ 114,000,000		$ 107,000,000
Payment on derivatives settled					52,731,000,000		27,534,000,000
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Proceeds received from derivative	$ 25,000,000
Debt derivatives settled					334,000,000	$ 247,000,000	283,000,000	$ 214,000,000
Payment on derivatives settled					16,379,000,000		25,746,000,000
Derivatives entered, notional amount					332,000,000	$ 241,000,000	371,000,000	$ 271,000,000
Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0		$ 0		0
Payment on derivatives settled					$ 4,939,000,000		$ 196,000,000
Lease Liabilities | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 410,000,000		$ 416,000,000
Average foreign exchange rate | $ / $					1.365	1.365	1.349	1.349
Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Payment on derivatives settled					$ 63,000,000
Expenditure derivative instruments: | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Payment on derivatives settled					$ 1,908,000,000		$ 1,590,000,000
Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | $ / shares					50.98	50.98
Derivative financial instruments, maturity term					1 year	1 year
Derivative financial instruments, option to extend contracts, period					1 year	1 year
Weighted average price of hedging instrument (in canadian dollars per share) | $ / shares							53.27				53.27
Debt derivatives settled					$ 1,500,000
Average price of derivative settled (in canadian dollars per share) | $ / shares	35.32		35.32		35.32				35.32
Payment on derivatives settled					$ 60,000,000		$ 0
Number of derivatives with reset pricing | derivative	2.3		2.3		2.3				2.3
Number of derivatives entered into during period | derivative					1.0	1.0
Equity derivative instruments | Derivative Settlement
Disclosure of detailed information about financial instruments [line items]
Payment on derivatives settled					$ 22,000,000
Equity derivative instruments | Derivative Pricing Reset
Disclosure of detailed information about financial instruments [line items]
Payment on derivatives settled					38,000,000
Equity derivative instruments | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets outstanding	$ 5,500,000		$ 5,500,000		$ 5,500,000		$ 6,000,000.0
Weighted average price of hedging instrument (in canadian dollars per share) | $ / shares	46.81		46.81		46.81		53.27		46.81		53.27
Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Proceeds received from derivative			$ 24,000,000	$ 44,000,000
Payment on derivatives settled					$ 29,379,000,000
Derivatives entered, notional amount					$ 6,700,000,000	$ 4,850,000,000
Derivative, cash flow before conversion, percentage					8.00%	8.00%
Derivative, cash flow after conversion, percentage					7.16%	7.16%
Bank credit facilities | Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 1,048,000,000
Average foreign exchange rate | $ / $					1.439	1.439
US CP Program | Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount									314,000,000
Average foreign exchange rate | $ / $					1.423	1.423
Senior Notes, Debentures, And Subordinated Debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount									15,911,000,000		$ 17,250,000,000
Average foreign exchange rate | $ / $					1.287	1.287	1.272	1.272
Senior Notes Due 2025 - 2.950%
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 1,000,000,000
Interest rate										2.95%
Proceeds received from derivative		$ 95,000,000
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 1,000,000,000
Interest rate	2.95%		2.95%		2.95%				2.95%
Senior Notes Due 2025 - 2.950% | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Proceeds received from derivative		$ 95,000,000
Senior Notes Due 2025 - 3.625%
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 700,000,000		$ 700,000,000		$ 700,000,000				$ 700,000,000
Interest rate	3.625%		3.625%		3.625%				3.625%
Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 700,000,000
Interest rate	3.625%		3.625%		3.625%				3.625%
Senior Notes Due 2025 - 3.625% | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Proceeds received from derivative	$ 25,000,000